OTHER EXPENSES (INCOME)	12 Months Ended
Dec. 31, 2025
Disclosure of Other Expense (Income) [Abstract]
OTHER EXPENSES (INCOME)	OTHER EXPENSES (INCOME)

	US Dollars
Figures in millions	2025	2024	2023
Care and maintenance	27	51	52
Governmental fiscal claims	24	13	15
Legacy tailings storage facilities obligations	73	34	52
Pension and medical defined benefit	1	3	6
Royalties received	(1)	—	(1)
Group reorganisation costs (1)	44	14	15
Legal fees, claims and transaction costs	12	41	(1)
Other indirect taxes	17	(10)	(14)
Business integration costs	18	—	—
Contractor claims and rate settlements	33	—	—
Net other income	—	(2)	(20)
	248	144	104
(1)Includes retrenchment costs of $6m (2024: $14m; 2023: $6m).